CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Class A Common Stock subject to possible redemption [Member] Foresight Acquisition Corp [Member] Common Stock [Member] Private Placement [Member]	Class A Common Stock subject to possible redemption [Member] Foresight Acquisition Corp [Member] Common Stock [Member]	Common Class B Foresight Acquisition Corp [Member] Common Stock [Member] Private Placement [Member]	Common Class B Foresight Acquisition Corp [Member] Common Stock [Member]	Common Class B Foresight Acquisition Corp [Member]	Foresight Acquisition Corp [Member] Additional Paid-in Capital [Member] Private Placement [Member]	Foresight Acquisition Corp [Member] Additional Paid-in Capital [Member]	Foresight Acquisition Corp [Member] Retained Earnings (Accumulated Deficit) [Member] Private Placement [Member]	Foresight Acquisition Corp [Member] Retained Earnings (Accumulated Deficit) [Member]	Foresight Acquisition Corp [Member] Private Placement [Member]	Foresight Acquisition Corp [Member]	Total
Beginning balance at Aug. 19, 2020					$ 0			$ 0		$ 0		$ 0
Beginning balance, Shares at Aug. 19, 2020					0
Sale of 832,500 Private Placement Units, Net	[1]				$ 791			24,209		0		25,000
Sale of 832,500 Private Placement Units, Net , Shares	[1]				7,906,250
Net income (loss)					$ 0			0		(2,286)		(2,286)
Ending balance at Dec. 31, 2020			$ 0		$ 791			24,209		(2,286)		22,714
Ending balance, Shares at Dec. 31, 2020					7,906,250
Accretion for Class A ordinary shares to redemption amount			0		$ 0			(8,068,251)		(9,383,214)		(17,451,465)
Sale of 832,500 Private Placement Units, Net		$ 83		$ 0			$ 8,044,042		$ 0		$ 8,044,125
Sale of 832,500 Private Placement Units, Net , Shares		832,500
Net income (loss)			0		0			0		4,818,956		4,818,956
Ending balance at Mar. 31, 2021			$ 83		$ 791			0		(4,566,544)		(4,565,670)
Ending balance, Shares at Mar. 31, 2021			832,500		7,906,250
Beginning balance at Dec. 31, 2020			$ 0		$ 791			24,209		(2,286)		22,714
Beginning balance, Shares at Dec. 31, 2020					7,906,250
Net income (loss)						$ (188,517)						(854,214)	$ (77,700,292)
Ending balance at Sep. 30, 2021			$ 83		$ 791			0		(10,239,714)		(10,238,840)
Ending balance, Shares at Sep. 30, 2021			832,500		7,906,250
Beginning balance at Mar. 31, 2021			$ 83		$ 791			0		(4,566,544)		(4,565,670)
Beginning balance, Shares at Mar. 31, 2021			832,500		7,906,250
Net income (loss)			$ 0		$ 0			0		(10,523,877)		(10,523,877)
Ending balance at Jun. 30, 2021			$ 83		$ 791			0		(15,090,421)		(15,089,547)
Ending balance, Shares at Jun. 30, 2021			832,500		7,906,250
Net income (loss)			$ 0		$ 0	$ 950,132		0		4,850,707		4,850,707	$ (31,366,517)
Ending balance at Sep. 30, 2021			$ 83		$ 791			$ 0		$ (10,239,714)		$ (10,238,840)
Ending balance, Shares at Sep. 30, 2021			832,500		7,906,250

[1]	Included an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).